CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 32,294	$ 29,382	$ 190,029	$ 274,403
Cost of goods sold	5,302	968	39,365	79,768
Gross profit	26,992	28,414	150,664	194,635
Operating expenses:
General and administration	1,614,730	165,360	2,611,992	1,083,557
Sales and marketing	1,868,971	289,240	2,897,703	502,790
Research and Development	1,661,419	137,181	3,076,502	1,002,625
Total operating expense	5,145,120	591,781	8,586,197	2,588,972
Operating loss	(5,118,128)	(563,367)	(8,435,533)	(2,394,337)
Other income (expense)
Interest expense	(557,178)	(138,973)	(2,663,645)	(642,718)
Write-off of prepaid financing costs	(150,000)
Change in fair value of derivative liability		(869,129)	(975,902)	5,025
Loss on extinguishment of debt			(44,353)
Other income			4,422	9,823
Interest income	1,581		18,147
Total other income (expense)	(705,597)	(1,008,102)	(3,661,331)	(627,870)
Loss before provision for income taxes	(5,823,725)	(1,571,469)	(12,096,864)	(3,022,207)
Provision for income taxes
Net loss	$ (5,823,725)	$ (1,571,469)	$ (12,096,864)	$ (3,022,207)
Net loss per share - basic and diluted (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.42)	$ (0.19)
Weighted average number of common shares outstanding, basic and diluted (in shares)	50,463,732	16,797,744	28,528,060	16,191,240